Fees and Expenses	Apr. 30, 2026
Airbus SE ADRhedged(TM)
Prospectus [Line Items]
Expense Heading [Optional Text]	Fees and Expenses
Expense Narrative [Text Block]	This table describes the fees and expenses that you may pay if you buy, hold and sell Shares of the Series (“Shares”). You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.
Operating Expenses Caption [Optional Text]	Annual Series Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Expense Example [Heading]	Example:
Expense Example Narrative [Text Block]
This example is intended to help you compare the cost of investing in the Series with the cost of investing in other funds. This example does not take into account brokerage commissions that you pay when purchasing or selling Shares of the Series.

Expense Example by, Year, Caption [Text]	The example assumes that you invest $10,000 in the Series for the time periods indicated and then redeem all of your Shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Series operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your approximate costs would be:
Portfolio Turnover [Heading]	Portfolio Turnover
Portfolio Turnover [Text Block]
The Series pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Shares are held in a taxable account. These costs, which are not reflected in annual Series operating expenses or in the example, affect the Series performance. As of the date of this Prospectus, the Fund has not yet commenced operations and therefore does not have any portfolio turnover information available.

Anheuser-Busch InBev SA/NV ADRhedged
Prospectus [Line Items]
Expense Heading [Optional Text]	Fees and Expenses
Expense Narrative [Text Block]	This table describes the fees and expenses that you may pay if you buy, hold and sell Shares of the Series (“Shares”). You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.
Operating Expenses Caption [Optional Text]	Annual Series Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Expense Example [Heading]	Example:
Expense Example Narrative [Text Block]
This example is intended to help you compare the cost of investing in the Series with the cost of investing in other funds. This example does not take into account brokerage commissions that you pay when purchasing or selling Shares of the Series.

Expense Example by, Year, Caption [Text]	The example assumes that you invest $10,000 in the Series for the time periods indicated and then redeem all of your Shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Series operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your approximate costs would be:
Portfolio Turnover [Heading]	Portfolio Turnover
Portfolio Turnover [Text Block]
The Series pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Shares are held in a taxable account. These costs, which are not reflected in annual Series operating expenses or in the example, affect the Series performance. As of the date of this Prospectus, the Fund has not yet commenced operations and therefore does not have any portfolio turnover information available.

Argenx SE ADRhedged(TM)
Prospectus [Line Items]
Expense Heading [Optional Text]	Fees and Expenses
Expense Narrative [Text Block]	This table describes the fees and expenses that you may pay if you buy, hold and sell Shares of the Series (“Shares”). You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.
Operating Expenses Caption [Optional Text]	Annual Series Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Expense Example [Heading]	Example:
Expense Example Narrative [Text Block]
This example is intended to help you compare the cost of investing in the Series with the cost of investing in other funds. This example does not take into account brokerage commissions that you pay when purchasing or selling Shares of the Series.

Expense Example by, Year, Caption [Text]	The example assumes that you invest $10,000 in the Series for the time periods indicated and then redeem all of your Shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Series operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your approximate costs would be:
Portfolio Turnover [Heading]	Portfolio Turnover
Portfolio Turnover [Text Block]
The Series pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Shares are held in a taxable account. These costs, which are not reflected in annual Series operating expenses or in the example, affect the Series performance. As of the date of this Prospectus, the Fund has not yet commenced operations and therefore does not have any portfolio turnover information available.

Arm Holdings PLC ADRhedged(TM)
Prospectus [Line Items]
Expense Heading [Optional Text]	Fees and Expenses
Expense Narrative [Text Block]	This table describes the fees and expenses that you may pay if you buy, hold and sell Shares of the Series (“Shares”). You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.
Operating Expenses Caption [Optional Text]	Annual Series Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Expense Example [Heading]	Example:
Expense Example Narrative [Text Block]
This example is intended to help you compare the cost of investing in the Series with the cost of investing in other funds. This example does not take into account brokerage commissions that you pay when purchasing or selling Shares of the Series.

Expense Example by, Year, Caption [Text]	The example assumes that you invest $10,000 in the Series for the time periods indicated and then redeem all of your Shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Series operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your approximate costs would be:
Portfolio Turnover [Heading]	Portfolio Turnover
Portfolio Turnover [Text Block]
The Series pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Shares are held in a taxable account. These costs, which are not reflected in annual Series operating expenses or in the example, affect the Series performance. From March 13, 2025, the date operations commenced, through the fiscal year ended December 31, 2025, the Fund’s portfolio turnover rate was 0.00% of the average value of its portfolio.

Portfolio Turnover, Rate	none
ASE Technologies Holding co. Ltd. ADRhedged(TM)
Prospectus [Line Items]
Expense Heading [Optional Text]	Fees and Expenses
Expense Narrative [Text Block]	This table describes the fees and expenses that you may pay if you buy, hold and sell Shares of the Series (“Shares”). You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.
Operating Expenses Caption [Optional Text]	Annual Series Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Expense Example [Heading]	Example:
Expense Example Narrative [Text Block]
This example is intended to help you compare the cost of investing in the Series with the cost of investing in other funds. This example does not take into account brokerage commissions that you pay when purchasing or selling Shares of the Series.

Expense Example by, Year, Caption [Text]	The example assumes that you invest $10,000 in the Series for the time periods indicated and then redeem all of your Shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Series operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your approximate costs would be:
Portfolio Turnover [Heading]	Portfolio Turnover
Portfolio Turnover [Text Block]
The Series pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Shares are held in a taxable account. These costs, which are not reflected in annual Series operating expenses or in the example, affect the Series performance. As of the date of this Prospectus, the Fund has not yet commenced operations and therefore does not have any portfolio turnover information available.

ASML Holding NV ADRhedged(TM)
Prospectus [Line Items]
Expense Heading [Optional Text]	Fees and Expenses
Expense Narrative [Text Block]	This table describes the fees and expenses that you may pay if you buy, hold and sell Shares of the Series (“Shares”). You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.
Operating Expenses Caption [Optional Text]	Annual Series Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Expense Example [Heading]	Example:
Expense Example Narrative [Text Block]
This example is intended to help you compare the cost of investing in the Series with the cost of investing in other funds. This example does not take into account brokerage commissions that you pay when purchasing or selling Shares of the Series.

Expense Example by, Year, Caption [Text]	The example assumes that you invest $10,000 in the Series for the time periods indicated and then redeem all of your Shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Series operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your approximate costs would be:
Portfolio Turnover [Heading]	Portfolio Turnover
Portfolio Turnover [Text Block]
The Series pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Shares are held in a taxable account. These costs, which are not reflected in annual Series operating expenses or in the example, affect the Series performance. From March 13, 2025, the date operations commenced, through the fiscal year ended December 31, 2025, the Fund’s portfolio turnover rate was 0.00% of the average value of its portfolio.

Portfolio Turnover, Rate	none
Banco Santander S.A. ADRhedged
Prospectus [Line Items]
Expense Heading [Optional Text]	Fees and Expenses
Expense Narrative [Text Block]	This table describes the fees and expenses that you may pay if you buy, hold and sell Shares of the Series (“Shares”). You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.
Operating Expenses Caption [Optional Text]	Annual Series Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Expense Example [Heading]	Example:
Expense Example Narrative [Text Block]
This example is intended to help you compare the cost of investing in the Series with the cost of investing in other funds. This example does not take into account brokerage commissions that you pay when purchasing or selling Shares of the Series.

Expense Example by, Year, Caption [Text]	The example assumes that you invest $10,000 in the Series for the time periods indicated and then redeem all of your Shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Series operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your approximate costs would be:
Portfolio Turnover [Heading]	Portfolio Turnover
Portfolio Turnover [Text Block]
The Series pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Shares are held in a taxable account. These costs, which are not reflected in annual Series operating expenses or in the example, affect the Series performance. As of the date of this Prospectus, the Series has not yet commenced operations and therefore does not have any portfolio turnover information available.

Barclays PLC ADRhedged(TM)
Prospectus [Line Items]
Expense Heading [Optional Text]	Fees and Expenses
Expense Narrative [Text Block]	This table describes the fees and expenses that you may pay if you buy, hold and sell Shares of the Series (“Shares”). You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.
Operating Expenses Caption [Optional Text]	Annual Series Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Expense Example [Heading]	Example:
Expense Example Narrative [Text Block]
This example is intended to help you compare the cost of investing in the Series with the cost of investing in other funds. This example does not take into account brokerage commissions that you pay when purchasing or selling Shares of the Series.

Expense Example by, Year, Caption [Text]	The example assumes that you invest $10,000 in the Series for the time periods indicated and then redeem all of your Shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Series operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your approximate costs would be:
Portfolio Turnover [Heading]	Portfolio Turnover
Portfolio Turnover [Text Block]
The Series pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Shares are held in a taxable account. These costs, which are not reflected in annual Series operating expenses or in the example, affect the Series performance. As of the date of this Prospectus, the Fund has not yet commenced operations and therefore does not have any portfolio turnover information available.

Bayer AG ADRhedged(TM)
Prospectus [Line Items]
Expense Heading [Optional Text]	Fees and Expenses
Expense Narrative [Text Block]	This table describes the fees and expenses that you may pay if you buy, hold and sell Shares of the Series (“Shares”). You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.
Operating Expenses Caption [Optional Text]	Annual Series Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Expense Example [Heading]	Example:
Expense Example Narrative [Text Block]
This example is intended to help you compare the cost of investing in the Series with the cost of investing in other funds. This example does not take into account brokerage commissions that you pay when purchasing or selling Shares of the Series.

Expense Example by, Year, Caption [Text]	The example assumes that you invest $10,000 in the Series for the time periods indicated and then redeem all of your Shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Series operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your approximate costs would be:
Portfolio Turnover [Heading]	Portfolio Turnover
Portfolio Turnover [Text Block]
The Series pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Shares are held in a taxable account. These costs, which are not reflected in annual Series operating expenses or in the example, affect the Series performance. As of the date of this Prospectus, the Fund has not yet commenced operations and therefore does not have any portfolio turnover information available.

Bayerische Motoren Werke AG ADRhedged(TM)
Prospectus [Line Items]
Expense Heading [Optional Text]	Fees and Expenses
Expense Narrative [Text Block]	This table describes the fees and expenses that you may pay if you buy, hold and sell Shares of the Series (“Shares”). You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.
Operating Expenses Caption [Optional Text]	Annual Series Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Expense Example [Heading]	Example:
Expense Example Narrative [Text Block]
This example is intended to help you compare the cost of investing in the Series with the cost of investing in other funds. This example does not take into account brokerage commissions that you pay when purchasing or selling Shares of the Series.

Expense Example by, Year, Caption [Text]	The example assumes that you invest $10,000 in the Series for the time periods indicated and then redeem all of your Shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Series operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your approximate costs would be:
Portfolio Turnover [Heading]	Portfolio Turnover
Portfolio Turnover [Text Block]
The Series pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Shares are held in a taxable account. These costs, which are not reflected in annual Series operating expenses or in the example, affect the Series performance. As of the date of this Prospectus, the Fund has not yet commenced operations and therefore does not have any portfolio turnover information available.

BP p.l.c. ADRhedged
Prospectus [Line Items]
Expense Heading [Optional Text]	Fees and Expenses
Expense Narrative [Text Block]	This table describes the fees and expenses that you may pay if you buy, hold and sell Shares of the Series (“Shares”). You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.
Operating Expenses Caption [Optional Text]	Annual Series Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Expense Example [Heading]	Example:
Expense Example Narrative [Text Block]
This example is intended to help you compare the cost of investing in the Series with the cost of investing in other funds. This example does not take into account brokerage commissions that you pay when purchasing or selling Shares of the Series.

Expense Example by, Year, Caption [Text]	The example assumes that you invest $10,000 in the Series for the time periods indicated and then redeem all of your Shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Series operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your approximate costs would be:
Portfolio Turnover [Heading]	Portfolio Turnover
Portfolio Turnover [Text Block]
The Series pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Shares are held in a taxable account. These costs, which are not reflected in annual Series operating expenses or in the example, affect the Series performance. From January 6, 2025, the date operations commenced, through the fiscal year ended December 31, 2025, the Fund’s portfolio turnover rate was 0.00% of the average value of its portfolio.

Portfolio Turnover, Rate	none
British American Tobacco p.l.c. ADRhedged
Prospectus [Line Items]
Expense Heading [Optional Text]	Fees and Expenses
Expense Narrative [Text Block]	This table describes the fees and expenses that you may pay if you buy, hold and sell Shares of the Series (“Shares”). You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.
Operating Expenses Caption [Optional Text]	Annual Series Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Expense Example [Heading]	Example:
Expense Example Narrative [Text Block]
This example is intended to help you compare the cost of investing in the Series with the cost of investing in other funds. This example does not take into account brokerage commissions that you pay when purchasing or selling Shares of the Series.

Expense Example by, Year, Caption [Text]	The example assumes that you invest $10,000 in the Series for the time periods indicated and then redeem all of your Shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Series operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your approximate costs would be:
Portfolio Turnover [Heading]	Portfolio Turnover
Portfolio Turnover [Text Block]
The Series pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Shares are held in a taxable account. These costs, which are not reflected in annual Series operating expenses or in the example, affect the Series performance. As of the date of this Prospectus, the Series has not yet commenced operations and therefore does not have any portfolio turnover information available.

Deutsche Telekom AG ADRhedged(TM)
Prospectus [Line Items]
Expense Heading [Optional Text]	Fees and Expenses
Expense Narrative [Text Block]	This table describes the fees and expenses that you may pay if you buy, hold and sell Shares of the Series (“Shares”). You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.
Operating Expenses Caption [Optional Text]	Annual Series Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Expense Example [Heading]	Example:
Expense Example Narrative [Text Block]
This example is intended to help you compare the cost of investing in the Series with the cost of investing in other funds. This example does not take into account brokerage commissions that you pay when purchasing or selling Shares of the Series.

Expense Example by, Year, Caption [Text]	The example assumes that you invest $10,000 in the Series for the time periods indicated and then redeem all of your Shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Series operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your approximate costs would be:
Portfolio Turnover [Heading]	Portfolio Turnover
Portfolio Turnover [Text Block]
The Series pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Shares are held in a taxable account. These costs, which are not reflected in annual Series operating expenses or in the example, affect the Series performance.As of the date of this Prospectus, the Fund has not yet commenced operations and therefore does not have any portfolio turnover information available.

Diageo plc ADRhedged
Prospectus [Line Items]
Expense Heading [Optional Text]	Fees and Expenses
Expense Narrative [Text Block]	This table describes the fees and expenses that you may pay if you buy, hold and sell Shares of the Series (“Shares”). You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.
Operating Expenses Caption [Optional Text]	Annual Series Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Expense Example [Heading]	Example:
Expense Example Narrative [Text Block]
This example is intended to help you compare the cost of investing in the Series with the cost of investing in other funds. This example does not take into account brokerage commissions that you pay when purchasing or selling Shares of the Series.

Expense Example by, Year, Caption [Text]	The example assumes that you invest $10,000 in the Series for the time periods indicated and then redeem all of your Shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Series operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your approximate costs would be:
Portfolio Turnover [Heading]	Portfolio Turnover
Portfolio Turnover [Text Block]
The Series pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Shares are held in a taxable account. These costs, which are not reflected in annual Series operating expenses or in the example, affect the Series performance. As of the date of this Prospectus, the Series has not yet commenced operations and therefore does not have any portfolio turnover information available.

GSK plc ADRhedged
Prospectus [Line Items]
Expense Heading [Optional Text]	Fees and Expenses
Expense Narrative [Text Block]	This table describes the fees and expenses that you may pay if you buy, hold and sell Shares of the Series (“Shares”). You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.
Operating Expenses Caption [Optional Text]	Annual Series Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Expense Example [Heading]	Example:
Expense Example Narrative [Text Block]
This example is intended to help you compare the cost of investing in the Series with the cost of investing in other funds. This example does not take into account brokerage commissions that you pay when purchasing or selling Shares of the Series.

Expense Example by, Year, Caption [Text]	The example assumes that you invest $10,000 in the Series for the time periods indicated and then redeem all of your Shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Series operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your approximate costs would be:
Portfolio Turnover [Heading]	Portfolio Turnover
Portfolio Turnover [Text Block]
The Series pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Shares are held in a taxable account. These costs, which are not reflected in annual Series operating expenses or in the example, affect the Series performance. From January 6, 2025, the date operations commenced, through the fiscal year ended December 31, 2025, the Fund’s portfolio turnover rate was 0.00% of the average value of its portfolio.

Portfolio Turnover, Rate	none
Haleon plc ADRhedged(TM)
Prospectus [Line Items]
Expense Heading [Optional Text]	Fees and Expenses
Expense Narrative [Text Block]	This table describes the fees and expenses that you may pay if you buy, hold and sell Shares of the Series (“Shares”). You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.
Operating Expenses Caption [Optional Text]	Annual Series Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Expense Example [Heading]	Example:
Expense Example Narrative [Text Block]
This example is intended to help you compare the cost of investing in the Series with the cost of investing in other funds. This example does not take into account brokerage commissions that you pay when purchasing or selling Shares of the Series.

Expense Example by, Year, Caption [Text]	The example assumes that you invest $10,000 in the Series for the time periods indicated and then redeem all of your Shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Series operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your approximate costs would be:
Portfolio Turnover [Heading]	Portfolio Turnover
Portfolio Turnover [Text Block]
The Series pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Shares are held in a taxable account. These costs, which are not reflected in annual Series operating expenses or in the example, affect the Series performance.As of the date of this Prospectus, the Fund has not yet commenced operations and therefore does not have any portfolio turnover information available.

Heineken NV ADRhedged(TM)
Prospectus [Line Items]
Expense Heading [Optional Text]	Fees and Expenses
Expense Narrative [Text Block]	This table describes the fees and expenses that you may pay if you buy, hold and sell Shares of the Series (“Shares”). You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.
Operating Expenses Caption [Optional Text]	Annual Series Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Expense Example [Heading]	Example:
Expense Example Narrative [Text Block]
This example is intended to help you compare the cost of investing in the Series with the cost of investing in other funds. This example does not take into account brokerage commissions that you pay when purchasing or selling Shares of the Series.

Expense Example by, Year, Caption [Text]	The example assumes that you invest $10,000 in the Series for the time periods indicated and then redeem all of your Shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Series operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your approximate costs would be:
Portfolio Turnover [Heading]	Portfolio Turnover
Portfolio Turnover [Text Block]
The Series pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Shares are held in a taxable account. These costs, which are not reflected in annual Series operating expenses or in the example, affect the Series performance. As of the date of this Prospectus, the Fund has not yet commenced operations and therefore does not have any portfolio turnover information available.

Hermes International SA ADRhedged(TM)
Prospectus [Line Items]
Expense Heading [Optional Text]	Fees and Expenses
Expense Narrative [Text Block]	This table describes the fees and expenses that you may pay if you buy, hold and sell Shares of the Series (“Shares”). You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.
Operating Expenses Caption [Optional Text]	Annual Series Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Expense Example [Heading]	Example:
Expense Example Narrative [Text Block]
This example is intended to help you compare the cost of investing in the Series with the cost of investing in other funds. This example does not take into account brokerage commissions that you pay when purchasing or selling Shares of the Series.

Expense Example by, Year, Caption [Text]	The example assumes that you invest $10,000 in the Series for the time periods indicated and then redeem all of your Shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Series operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your approximate costs would be:
Portfolio Turnover [Heading]	Portfolio Turnover
Portfolio Turnover [Text Block]
The Series pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Shares are held in a taxable account. These costs, which are not reflected in annual Series operating expenses or in the example, affect the Series performance.As of the date of this Prospectus, the Fund has not yet commenced operations and therefore does not have any portfolio turnover information available.

Hitachi Ltd. ADRhedged(TM)
Prospectus [Line Items]
Expense Heading [Optional Text]	Fees and Expenses
Expense Narrative [Text Block]	This table describes the fees and expenses that you may pay if you buy, hold and sell Shares of the Series (“Shares”). You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.
Operating Expenses Caption [Optional Text]	Annual Series Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Expense Example [Heading]	Example:
Expense Example Narrative [Text Block]
This example is intended to help you compare the cost of investing in the Series with the cost of investing in other funds. This example does not take into account brokerage commissions that you pay when purchasing or selling Shares of the Series.

Expense Example by, Year, Caption [Text]	The example assumes that you invest $10,000 in the Series for the time periods indicated and then redeem all of your Shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Series operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your approximate costs would be:
Portfolio Turnover [Heading]	Portfolio Turnover
Portfolio Turnover [Text Block]
The Series pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Shares are held in a taxable account. These costs, which are not reflected in annual Series operating expenses or in the example, affect the Series performance. As of the date of this Prospectus, the Fund has not yet commenced operations and therefore does not have any portfolio turnover information available.

Honda Motor Co. LTd. ADRhedged(TM)
Prospectus [Line Items]
Expense Heading [Optional Text]	Fees and Expenses
Expense Narrative [Text Block]	This table describes the fees and expenses that you may pay if you buy, hold and sell Shares of the Series (“Shares”). You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.
Operating Expenses Caption [Optional Text]	Annual Series Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Expense Example [Heading]	Example:
Expense Example Narrative [Text Block]
This example is intended to help you compare the cost of investing in the Series with the cost of investing in other funds. This example does not take into account brokerage commissions that you pay when purchasing or selling Shares of the Series.

Expense Example by, Year, Caption [Text]	The example assumes that you invest $10,000 in the Series for the time periods indicated and then redeem all of your Shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Series operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your approximate costs would be:
Portfolio Turnover [Heading]	Portfolio Turnover
Portfolio Turnover [Text Block]
The Series pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Shares are held in a taxable account. These costs, which are not reflected in annual Series operating expenses or in the example, affect the Series performance.As of the date of this Prospectus, the Fund has not yet commenced operations and therefore does not have any portfolio turnover information available.

HSBC Holdings plc ADRhedged
Prospectus [Line Items]
Expense Heading [Optional Text]	Fees and Expenses
Expense Narrative [Text Block]	This table describes the fees and expenses that you may pay if you buy, hold and sell Shares of the Series (“Shares”). You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.
Operating Expenses Caption [Optional Text]	Annual Series Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Expense Example [Heading]	Example:
Expense Example Narrative [Text Block]
This example is intended to help you compare the cost of investing in the Series with the cost of investing in other funds. This example does not take into account brokerage commissions that you pay when purchasing or selling Shares of the Series.

Expense Example by, Year, Caption [Text]	The example assumes that you invest $10,000 in the Series for the time periods indicated and then redeem all of your Shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Series operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your approximate costs would be:
Portfolio Turnover [Heading]	Portfolio Turnover
Portfolio Turnover [Text Block]
The Series pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Shares are held in a taxable account. These costs, which are not reflected in annual Series operating expenses or in the example, affect the Series performance. As of the fiscal year ended December 31, 2025, the Fund’s portfolio turnover rate was 0.00% of the average value of its portfolio.

Portfolio Turnover, Rate	none
ING Groep NV ADRhedged(TM)
Prospectus [Line Items]
Expense Heading [Optional Text]	Fees and Expenses
Expense Narrative [Text Block]	This table describes the fees and expenses that you may pay if you buy, hold and sell Shares of the Series (“Shares”). You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.
Operating Expenses Caption [Optional Text]	Annual Series Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Expense Example [Heading]	Example:
Expense Example Narrative [Text Block]
This example is intended to help you compare the cost of investing in the Series with the cost of investing in other funds. This example does not take into account brokerage commissions that you pay when purchasing or selling Shares of the Series.

Expense Example by, Year, Caption [Text]	The example assumes that you invest $10,000 in the Series for the time periods indicated and then redeem all of your Shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Series operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your approximate costs would be:
Portfolio Turnover [Heading]	Portfolio Turnover
Portfolio Turnover [Text Block]
The Series pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Shares are held in a taxable account. These costs, which are not reflected in annual Series operating expenses or in the example, affect the Series performance.As of the date of this Prospectus, the Fund has not yet commenced operations and therefore does not have any portfolio turnover information available.

L'Oreal SA ADRhedged(TM)
Prospectus [Line Items]
Expense Heading [Optional Text]	Fees and Expenses
Expense Narrative [Text Block]	This table describes the fees and expenses that you may pay if you buy, hold and sell Shares of the Series (“Shares”). You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.
Operating Expenses Caption [Optional Text]	Annual Series Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Expense Example [Heading]	Example:
Expense Example Narrative [Text Block]
This example is intended to help you compare the cost of investing in the Series with the cost of investing in other funds. This example does not take into account brokerage commissions that you pay when purchasing or selling Shares of the Series.

Expense Example by, Year, Caption [Text]	The example assumes that you invest $10,000 in the Series for the time periods indicated and then redeem all of your Shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Series operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your approximate costs would be:
Portfolio Turnover [Heading]	Portfolio Turnover
Portfolio Turnover [Text Block]
The Series pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Shares are held in a taxable account. These costs, which are not reflected in annual Series operating expenses or in the example, affect the Series performance. As of the date of this Prospectus, the Fund has not yet commenced operations and therefore does not have any portfolio turnover information available.

Lloyds Banking Group plc ADRhedged(TM)
Prospectus [Line Items]
Expense Heading [Optional Text]	Fees and Expenses
Expense Narrative [Text Block]	This table describes the fees and expenses that you may pay if you buy, hold and sell Shares of the Series (“Shares”). You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.
Operating Expenses Caption [Optional Text]	Annual Series Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Expense Example [Heading]	Example:
Expense Example Narrative [Text Block]
This example is intended to help you compare the cost of investing in the Series with the cost of investing in other funds. This example does not take into account brokerage commissions that you pay when purchasing or selling Shares of the Series.

Expense Example by, Year, Caption [Text]	The example assumes that you invest $10,000 in the Series for the time periods indicated and then redeem all of your Shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Series operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your approximate costs would be:
Portfolio Turnover [Heading]	Portfolio Turnover
Portfolio Turnover [Text Block]
The Series pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Shares are held in a taxable account. These costs, which are not reflected in annual Series operating expenses or in the example, affect the Series performance. As of the date of this Prospectus, the Fund has not yet commenced operations and therefore does not have any portfolio turnover information available.

LVMH Moet Hennessy Louis Vuitton SE ADRhedged(TM)
Prospectus [Line Items]
Expense Heading [Optional Text]	Fees and Expenses
Expense Narrative [Text Block]	This table describes the fees and expenses that you may pay if you buy, hold and sell Shares of the Series (“Shares”). You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.
Operating Expenses Caption [Optional Text]	Annual Series Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Expense Example [Heading]	Example:
Expense Example Narrative [Text Block]
This example is intended to help you compare the cost of investing in the Series with the cost of investing in other funds. This example does not take into account brokerage commissions that you pay when purchasing or selling Shares of the Series.

Expense Example by, Year, Caption [Text]	The example assumes that you invest $10,000 in the Series for the time periods indicated and then redeem all of your Shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Series operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your approximate costs would be:
Portfolio Turnover [Heading]	Portfolio Turnover
Portfolio Turnover [Text Block]
The Series pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Shares are held in a taxable account. These costs, which are not reflected in annual Series operating expenses or in the example, affect the Series performance. As of the date of this Prospectus, the Fund has not yet commenced operations and therefore does not have any portfolio turnover information available.

Mitsubishi UFJ Financial Group, Inc. ADRhedged
Prospectus [Line Items]
Expense Heading [Optional Text]	Fees and Expenses
Expense Narrative [Text Block]	This table describes the fees and expenses that you may pay if you buy, hold and sell Shares of the Series (“Shares”). You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.
Operating Expenses Caption [Optional Text]	Annual Series Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Expense Example [Heading]	Example:
Expense Example Narrative [Text Block]
This example is intended to help you compare the cost of investing in the Series with the cost of investing in other funds. This example does not take into account brokerage commissions that you pay when purchasing or selling Shares of the Series.

Expense Example by, Year, Caption [Text]	The example assumes that you invest $10,000 in the Series for the time periods indicated and then redeem all of your Shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Series operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your approximate costs would be:
Portfolio Turnover [Heading]	Portfolio Turnover
Portfolio Turnover [Text Block]
The Series pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Shares are held in a taxable account. These costs, which are not reflected in annual Series operating expenses or in the example, affect the Series performance. As of the date of this Prospectus, the Series has not yet commenced operations and therefore does not have any portfolio turnover information available.

Mizuho Financial Group Inc. ADRhedged(TM)
Prospectus [Line Items]
Expense Heading [Optional Text]	Fees and Expenses
Expense Narrative [Text Block]	This table describes the fees and expenses that you may pay if you buy, hold and sell Shares of the Series (“Shares”). You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.
Operating Expenses Caption [Optional Text]	Annual Series Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Expense Example [Heading]	Example:
Expense Example Narrative [Text Block]
This example is intended to help you compare the cost of investing in the Series with the cost of investing in other funds. This example does not take into account brokerage commissions that you pay when purchasing or selling Shares of the Series.

Expense Example by, Year, Caption [Text]	The example assumes that you invest $10,000 in the Series for the time periods indicated and then redeem all of your Shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Series operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your approximate costs would be:
Portfolio Turnover [Heading]	Portfolio Turnover
Portfolio Turnover [Text Block]
The Series pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Shares are held in a taxable account. These costs, which are not reflected in annual Series operating expenses or in the example, affect the Series performance. As of the date of this Prospectus, the Fund has not yet commenced operations and therefore does not have any portfolio turnover information available.

National Grid plc ADRhedged(TM)
Prospectus [Line Items]
Expense Heading [Optional Text]	Fees and Expenses
Expense Narrative [Text Block]	This table describes the fees and expenses that you may pay if you buy, hold and sell Shares of the Series (“Shares”). You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.
Operating Expenses Caption [Optional Text]	Annual Series Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Expense Example [Heading]	Example:
Expense Example Narrative [Text Block]
This example is intended to help you compare the cost of investing in the Series with the cost of investing in other funds. This example does not take into account brokerage commissions that you pay when purchasing or selling Shares of the Series.

Expense Example by, Year, Caption [Text]	The example assumes that you invest $10,000 in the Series for the time periods indicated and then redeem all of your Shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Series operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your approximate costs would be:
Portfolio Turnover [Heading]	Portfolio Turnover
Portfolio Turnover [Text Block]
The Series pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Shares are held in a taxable account. These costs, which are not reflected in annual Series operating expenses or in the example, affect the Series performance. As of the date of this Prospectus, the Fund has not yet commenced operations and therefore does not have any portfolio turnover information available.

Nestle SA ADRhedged(TM)
Prospectus [Line Items]
Expense Heading [Optional Text]	Fees and Expenses
Expense Narrative [Text Block]	This table describes the fees and expenses that you may pay if you buy, hold and sell Shares of the Series (“Shares”). You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.
Operating Expenses Caption [Optional Text]	Annual Series Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Expense Example [Heading]	Example:
Expense Example Narrative [Text Block]
This example is intended to help you compare the cost of investing in the Series with the cost of investing in other funds. This example does not take into account brokerage commissions that you pay when purchasing or selling Shares of the Series.

Expense Example by, Year, Caption [Text]	The example assumes that you invest $10,000 in the Series for the time periods indicated and then redeem all of your Shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Series operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your approximate costs would be:
Portfolio Turnover [Heading]	Portfolio Turnover
Portfolio Turnover [Text Block]
The Series pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Shares are held in a taxable account. These costs, which are not reflected in annual Series operating expenses or in the example, affect the Series performance. As of the date of this Prospectus, the Fund has not yet commenced operations and therefore does not have any portfolio turnover information available.

NOVARTIS AG ADRhedged
Prospectus [Line Items]
Expense Heading [Optional Text]	Fees and Expenses
Expense Narrative [Text Block]	This table describes the fees and expenses that you may pay if you buy, hold and sell Shares of the Series (“Shares”). You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.
Operating Expenses Caption [Optional Text]	Annual Series Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Expense Example [Heading]	Example:
Expense Example Narrative [Text Block]
This example is intended to help you compare the cost of investing in the Series with the cost of investing in other funds. This example does not take into account brokerage commissions that you pay when purchasing or selling Shares of the Series.

Expense Example by, Year, Caption [Text]	The example assumes that you invest $10,000 in the Series for the time periods indicated and then redeem all of your Shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Series operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your approximate costs would be:
Portfolio Turnover [Heading]	Portfolio Turnover
Portfolio Turnover [Text Block]
The Series pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Shares are held in a taxable account. These costs, which are not reflected in annual Series operating expenses or in the example, affect the Series performance. As of the date of this Prospectus, the Series has not yet commenced operations and therefore does not have any portfolio turnover information available.

Novo Nordisk A/S (B Shares) ADRhedged
Prospectus [Line Items]
Expense Heading [Optional Text]	Fees and Expenses
Expense Narrative [Text Block]	This table describes the fees and expenses that you may pay if you buy, hold and sell Shares of the Series (“Shares”). You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.
Operating Expenses Caption [Optional Text]	Annual Series Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Expense Example [Heading]	Example:
Expense Example Narrative [Text Block]
This example is intended to help you compare the cost of investing in the Series with the cost of investing in other funds. This example does not take into account brokerage commissions that you pay when purchasing or selling Shares of the Series.

Expense Example by, Year, Caption [Text]	The example assumes that you invest $10,000 in the Series for the time periods indicated and then redeem all of your Shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Series operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your approximate costs would be:
Portfolio Turnover [Heading]	Portfolio Turnover
Portfolio Turnover [Text Block]
The Series pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Shares are held in a taxable account. These costs, which are not reflected in annual Series operating expenses or in the example, affect the Series performance. From January 6, 2025, the date operations commenced, through the fiscal year ended December 31, 2025, the Fund’s portfolio turnover rate was 0.00% of the average value of its portfolio.

Portfolio Turnover, Rate	none
Rio Tinto plc ADRhedged(TM)
Prospectus [Line Items]
Expense Heading [Optional Text]	Fees and Expenses
Expense Narrative [Text Block]	This table describes the fees and expenses that you may pay if you buy, hold and sell Shares of the Series (“Shares”). You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.
Operating Expenses Caption [Optional Text]	Annual Series Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Expense Example [Heading]	Example:
Expense Example Narrative [Text Block]
This example is intended to help you compare the cost of investing in the Series with the cost of investing in other funds. This example does not take into account brokerage commissions that you pay when purchasing or selling Shares of the Series.

Expense Example by, Year, Caption [Text]	The example assumes that you invest $10,000 in the Series for the time periods indicated and then redeem all of your Shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Series operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your approximate costs would be:
Portfolio Turnover [Heading]	Portfolio Turnover
Portfolio Turnover [Text Block]
The Series pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Shares are held in a taxable account. These costs, which are not reflected in annual Series operating expenses or in the example, affect the Series performance.As of the date of this Prospectus, the Fund has not yet commenced operations and therefore does not have any portfolio turnover information available.

Roche Holding AG ADRhedged(TM)
Prospectus [Line Items]
Expense Heading [Optional Text]	Fees and Expenses
Expense Narrative [Text Block]	This table describes the fees and expenses that you may pay if you buy, hold and sell Shares of the Series (“Shares”). You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.
Operating Expenses Caption [Optional Text]	Annual Series Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Expense Example [Heading]	Example:
Expense Example Narrative [Text Block]
This example is intended to help you compare the cost of investing in the Series with the cost of investing in other funds. This example does not take into account brokerage commissions that you pay when purchasing or selling Shares of the Series.

Expense Example by, Year, Caption [Text]	The example assumes that you invest $10,000 in the Series for the time periods indicated and then redeem all of your Shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Series operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your approximate costs would be:
Portfolio Turnover [Heading]	Portfolio Turnover
Portfolio Turnover [Text Block]
The Series pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Shares are held in a taxable account. These costs, which are not reflected in annual Series operating expenses or in the example, affect the Series performance. As of the date of this Prospectus, the Fund has not yet commenced operations and therefore does not have any portfolio turnover information available.

SANOFI ADRhedged
Prospectus [Line Items]
Expense Heading [Optional Text]	Fees and Expenses
Expense Narrative [Text Block]	This table describes the fees and expenses that you may pay if you buy, hold and sell Shares of the Series (“Shares”). You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.
Operating Expenses Caption [Optional Text]	Annual Series Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Expense Example [Heading]	Example:
Expense Example Narrative [Text Block]
This example is intended to help you compare the cost of investing in the Series with the cost of investing in other funds. This example does not take into account brokerage commissions that you pay when purchasing or selling Shares of the Series.

Expense Example by, Year, Caption [Text]	The example assumes that you invest $10,000 in the Series for the time periods indicated and then redeem all of your Shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Series operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your approximate costs would be:
Portfolio Turnover [Heading]	Portfolio Turnover
Portfolio Turnover [Text Block]
The Series pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Shares are held in a taxable account. These costs, which are not reflected in annual Series operating expenses or in the example, affect the Series performance. As of the date of this Prospectus, the Series has not yet commenced operations and therefore does not have any portfolio turnover information available.

SAP SE ADRhedged
Prospectus [Line Items]
Expense Heading [Optional Text]	Fees and Expenses
Expense Narrative [Text Block]	This table describes the fees and expenses that you may pay if you buy, hold and sell Shares of the Series (“Shares”). You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.
Operating Expenses Caption [Optional Text]	Annual Series Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Expense Example [Heading]	Example:
Expense Example Narrative [Text Block]
This example is intended to help you compare the cost of investing in the Series with the cost of investing in other funds. This example does not take into account brokerage commissions that you pay when purchasing or selling Shares of the Series.

Expense Example by, Year, Caption [Text]	The example assumes that you invest $10,000 in the Series for the time periods indicated and then redeem all of your Shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Series operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your approximate costs would be:
Portfolio Turnover [Heading]	Portfolio Turnover
Portfolio Turnover [Text Block]
The Series pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Shares are held in a taxable account. These costs, which are not reflected in annual Series operating expenses or in the example, affect the Series performance. From January 6, 2025, the date operations commenced, through the fiscal year ended December 31, 2025, the Fund’s portfolio turnover rate was 0.00% of the average value of its portfolio.

Portfolio Turnover, Rate	none
Shell plc ADRhedged
Prospectus [Line Items]
Expense Heading [Optional Text]	Fees and Expenses
Expense Narrative [Text Block]	This table describes the fees and expenses that you may pay if you buy, hold and sell Shares of the Series (“Shares”). You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.
Operating Expenses Caption [Optional Text]	Annual Series Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Expense Example [Heading]	Example:
Expense Example Narrative [Text Block]
This example is intended to help you compare the cost of investing in the Series with the cost of investing in other funds. This example does not take into account brokerage commissions that you pay when purchasing or selling Shares of the Series.

Expense Example by, Year, Caption [Text]	The example assumes that you invest $10,000 in the Series for the time periods indicated and then redeem all of your Shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Series operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your approximate costs would be:
Portfolio Turnover [Heading]	Portfolio Turnover
Portfolio Turnover [Text Block]
The Series pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Shares are held in a taxable account. These costs, which are not reflected in annual Series operating expenses or in the example, affect the Series performance. As of the fiscal year ended December 31, 2025, the Fund’s portfolio turnover rate was 0.00% of the average value of its portfolio.

Portfolio Turnover, Rate	none
Siemens AG ADRhedged(TM)
Prospectus [Line Items]
Expense Heading [Optional Text]	Fees and Expenses
Expense Narrative [Text Block]	This table describes the fees and expenses that you may pay if you buy, hold and sell Shares of the Series (“Shares”). You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.
Operating Expenses Caption [Optional Text]	Annual Series Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Expense Example [Heading]	Example:
Expense Example Narrative [Text Block]
This example is intended to help you compare the cost of investing in the Series with the cost of investing in other funds. This example does not take into account brokerage commissions that you pay when purchasing or selling Shares of the Series.

Expense Example by, Year, Caption [Text]	The example assumes that you invest $10,000 in the Series for the time periods indicated and then redeem all of your Shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Series operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your approximate costs would be:
Portfolio Turnover [Heading]	Portfolio Turnover
Portfolio Turnover [Text Block]
The Series pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Shares are held in a taxable account. These costs, which are not reflected in annual Series operating expenses or in the example, affect the Series performance. As of the date of this Prospectus, the Fund has not yet commenced operations and therefore does not have any portfolio turnover information available.

Silicon Motion Technology Corp. ADRhedged(TM)
Prospectus [Line Items]
Expense Heading [Optional Text]	Fees and Expenses
Expense Narrative [Text Block]	This table describes the fees and expenses that you may pay if you buy, hold and sell Shares of the Series (“Shares”). You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.
Operating Expenses Caption [Optional Text]	Annual Series Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Expense Example [Heading]	Example:
Expense Example Narrative [Text Block]
This example is intended to help you compare the cost of investing in the Series with the cost of investing in other funds. This example does not take into account brokerage commissions that you pay when purchasing or selling Shares of the Series.

Expense Example by, Year, Caption [Text]	The example assumes that you invest $10,000 in the Series for the time periods indicated and then redeem all of your Shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Series operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your approximate costs would be:
Portfolio Turnover [Heading]	Portfolio Turnover
Portfolio Turnover [Text Block]
The Series pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Shares are held in a taxable account. These costs, which are not reflected in annual Series operating expenses or in the example, affect the Series performance. As of the date of this Prospectus, the Fund has not yet commenced operations and therefore does not have any portfolio turnover information available.

Softbank Group Corp. ADRhedged(TM)
Prospectus [Line Items]
Expense Heading [Optional Text]	Fees and Expenses
Expense Narrative [Text Block]	This table describes the fees and expenses that you may pay if you buy, hold and sell Shares of the Series (“Shares”). You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.
Operating Expenses Caption [Optional Text]	Annual Series Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Expense Example [Heading]	Example:
Expense Example Narrative [Text Block]
This example is intended to help you compare the cost of investing in the Series with the cost of investing in other funds. This example does not take into account brokerage commissions that you pay when purchasing or selling Shares of the Series.

Expense Example by, Year, Caption [Text]	The example assumes that you invest $10,000 in the Series for the time periods indicated and then redeem all of your Shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Series operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your approximate costs would be:
Portfolio Turnover [Heading]	Portfolio Turnover
Portfolio Turnover [Text Block]
The Series pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Shares are held in a taxable account. These costs, which are not reflected in annual Series operating expenses or in the example, affect the Series performance. As of the date of this Prospectus, the Fund has not yet commenced operations and therefore does not have any portfolio turnover information available.

Sony Group Corp. ADRhedged(TM)
Prospectus [Line Items]
Expense Heading [Optional Text]	Fees and Expenses
Expense Narrative [Text Block]	This table describes the fees and expenses that you may pay if you buy, hold and sell Shares of the Series (“Shares”). You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.
Operating Expenses Caption [Optional Text]	Annual Series Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Expense Example [Heading]	Example:
Expense Example Narrative [Text Block]
This example is intended to help you compare the cost of investing in the Series with the cost of investing in other funds. This example does not take into account brokerage commissions that you pay when purchasing or selling Shares of the Series.

Expense Example by, Year, Caption [Text]	The example assumes that you invest $10,000 in the Series for the time periods indicated and then redeem all of your Shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Series operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your approximate costs would be:
Portfolio Turnover [Heading]	Portfolio Turnover
Portfolio Turnover [Text Block]
The Series pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Shares are held in a taxable account. These costs, which are not reflected in annual Series operating expenses or in the example, affect the Series performance. As of the date of this Prospectus, the Fund has not yet commenced operations and therefore does not have any portfolio turnover information available.

STMicroelectronics NV ADRhedged(TM)
Prospectus [Line Items]
Expense Heading [Optional Text]	Fees and Expenses
Expense Narrative [Text Block]	This table describes the fees and expenses that you may pay if you buy, hold and sell Shares of the Series (“Shares”). You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.
Operating Expenses Caption [Optional Text]	Annual Series Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Expense Example [Heading]	Example:
Expense Example Narrative [Text Block]
This example is intended to help you compare the cost of investing in the Series with the cost of investing in other funds. This example does not take into account brokerage commissions that you pay when purchasing or selling Shares of the Series.

Expense Example by, Year, Caption [Text]	The example assumes that you invest $10,000 in the Series for the time periods indicated and then redeem all of your Shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Series operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your approximate costs would be:
Portfolio Turnover [Heading]	Portfolio Turnover
Portfolio Turnover [Text Block]
The Series pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Shares are held in a taxable account. These costs, which are not reflected in annual Series operating expenses or in the example, affect the Series performance. From March 13, 2025, the date operations commenced, through the fiscal year ended December 31, 2025, the Fund’s portfolio turnover rate was 0.00% of the average value of its portfolio.

Taiwan Semiconductor Manufacturing Co. Ltd. ADRhedged(TM)
Prospectus [Line Items]
Expense Heading [Optional Text]	Fees and Expenses
Expense Narrative [Text Block]	This table describes the fees and expenses that you may pay if you buy, hold and sell Shares of the Series (“Shares”). You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.
Operating Expenses Caption [Optional Text]	Annual Series Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Expense Example [Heading]	Example:
Expense Example Narrative [Text Block]
This example is intended to help you compare the cost of investing in the Series with the cost of investing in other funds. This example does not take into account brokerage commissions that you pay when purchasing or selling Shares of the Series.

Expense Example by, Year, Caption [Text]	The example assumes that you invest $10,000 in the Series for the time periods indicated and then redeem all of your Shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Series operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your approximate costs would be:
Portfolio Turnover [Heading]	Portfolio Turnover
Portfolio Turnover [Text Block]
The Series pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Shares are held in a taxable account. These costs, which are not reflected in annual Series operating expenses or in the example, affect the Series performance.As of the date of this Prospectus, the Fund has not yet commenced operations and therefore does not have any portfolio turnover information available.

TotalEnergies SE ADRhedged
Prospectus [Line Items]
Expense Heading [Optional Text]	Fees and Expenses
Expense Narrative [Text Block]	This table describes the fees and expenses that you may pay if you buy, hold and sell Shares of the Series (“Shares”). You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.
Operating Expenses Caption [Optional Text]	Annual Series Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Expense Example [Heading]	Example:
Expense Example Narrative [Text Block]
This example is intended to help you compare the cost of investing in the Series with the cost of investing in other funds. This example does not take into account brokerage commissions that you pay when purchasing or selling Shares of the Series.

Expense Example by, Year, Caption [Text]	The example assumes that you invest $10,000 in the Series for the time periods indicated and then redeem all of your Shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Series operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your approximate costs would be:
Portfolio Turnover [Heading]	Portfolio Turnover
Portfolio Turnover [Text Block]
The Series pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Shares are held in a taxable account. These costs, which are not reflected in annual Series operating expenses or in the example, affect the Series performance. As of the date of this Prospectus, the Series has not yet commenced operations and therefore does not have any portfolio turnover information available.

Toyota Motor Corporation ADRhedged
Prospectus [Line Items]
Expense Heading [Optional Text]	Fees and Expenses
Expense Narrative [Text Block]	This table describes the fees and expenses that you may pay if you buy, hold and sell Shares of the Series (“Shares”). You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.
Operating Expenses Caption [Optional Text]	Annual Series Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Expense Example [Heading]	Example:
Expense Example Narrative [Text Block]
This example is intended to help you compare the cost of investing in the Series with the cost of investing in other funds. This example does not take into account brokerage commissions that you pay when purchasing or selling Shares of the Series.

Expense Example by, Year, Caption [Text]	The example assumes that you invest $10,000 in the Series for the time periods indicated and then redeem all of your Shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Series operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your approximate costs would be:
Portfolio Turnover [Heading]	Portfolio Turnover
Portfolio Turnover [Text Block]
The Series pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Shares are held in a taxable account. These costs, which are not reflected in annual Series operating expenses or in the example, affect the Series performance. From March 13, 2025, the date operations commenced, through the fiscal year ended December 31, 2025, the Fund’s portfolio turnover rate was 0.00% of the average value of its portfolio.

Portfolio Turnover, Rate	none
Unilever PLC ADRhedged(TM)
Prospectus [Line Items]
Expense Heading [Optional Text]	Fees and Expenses
Expense Narrative [Text Block]	This table describes the fees and expenses that you may pay if you buy, hold and sell Shares of the Series (“Shares”). You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.
Operating Expenses Caption [Optional Text]	Annual Series Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Expense Example [Heading]	Example:
Expense Example Narrative [Text Block]
This example is intended to help you compare the cost of investing in the Series with the cost of investing in other funds. This example does not take into account brokerage commissions that you pay when purchasing or selling Shares of the Series.

Expense Example by, Year, Caption [Text]	The example assumes that you invest $10,000 in the Series for the time periods indicated and then redeem all of your Shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Series operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your approximate costs would be:
Portfolio Turnover [Heading]	Portfolio Turnover
Portfolio Turnover [Text Block]
The Series pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Shares are held in a taxable account. These costs, which are not reflected in annual Series operating expenses or in the example, affect the Series performance.As of the date of this Prospectus, the Fund has not yet commenced operations and therefore does not have any portfolio turnover information available.

United Microelectronics Corp. ADRhedged(TM)
Prospectus [Line Items]
Expense Heading [Optional Text]	Fees and Expenses
Expense Narrative [Text Block]	This table describes the fees and expenses that you may pay if you buy, hold and sell Shares of the Series (“Shares”). You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.
Operating Expenses Caption [Optional Text]	Annual Series Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Expense Example [Heading]	Example:
Expense Example Narrative [Text Block]
This example is intended to help you compare the cost of investing in the Series with the cost of investing in other funds. This example does not take into account brokerage commissions that you pay when purchasing or selling Shares of the Series.

Expense Example by, Year, Caption [Text]	The example assumes that you invest $10,000 in the Series for the time periods indicated and then redeem all of your Shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Series operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your approximate costs would be:
Portfolio Turnover [Heading]	Portfolio Turnover
Portfolio Turnover [Text Block]
The Series pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Shares are held in a taxable account. These costs, which are not reflected in annual Series operating expenses or in the example, affect the Series performance. As of the date of this Prospectus, the Fund has not yet commenced operations and therefore does not have any portfolio turnover information available.

Vodafone Group Plc ADRhedged
Prospectus [Line Items]
Expense Heading [Optional Text]	Fees and Expenses
Expense Narrative [Text Block]	This table describes the fees and expenses that you may pay if you buy, hold and sell Shares of the Series (“Shares”). You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.
Operating Expenses Caption [Optional Text]	Annual Series Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Expense Example [Heading]	Example:
Expense Example Narrative [Text Block]
This example is intended to help you compare the cost of investing in the Series with the cost of investing in other funds. This example does not take into account brokerage commissions that you pay when purchasing or selling Shares of the Series.

Expense Example by, Year, Caption [Text]	The example assumes that you invest $10,000 in the Series for the time periods indicated and then redeem all of your Shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Series operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your approximate costs would be:
Portfolio Turnover [Heading]	Portfolio Turnover
Portfolio Turnover [Text Block]
The Series pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Shares are held in a taxable account. These costs, which are not reflected in annual Series operating expenses or in the example, affect the Series performance. As of the date of this Prospectus, the Series has not yet commenced operations and therefore does not have any portfolio turnover information available.